Fair Value Measurements - Schedule of Reconciliation of Earnout Liabilities Measeured at Fair Value (Detail) - Fair Value, Inputs, Level 3 [Member] - Earnout Liability [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 5,236
Additions		2,600
Net change in fair value and other adjustments	3,169	2,636
Payments	(1,500)
Balance at end of period	$ 6,905	$ 5,236